Non-current assets - Exploration and Evaluation Assets	6 Months Ended
Jun. 30, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
Non-current assets - Exploration and Evaluation Assets

Note 6 Non-current assets – Exploration and evaluation assets

(All in US$)	June 30, 2023	December 31, 2022

Exploration and evaluation assets – at cost	2,149,952	2,212,013

The capitalised exploration and evaluation assets carried forward above have been determined as follows:

Balance at January 1, 2023	2,212,013
Expenditure incurred during the half-year	5,070
Exchange differences	(67,131)

Balance as at June 30, 2023	2,149,952

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 6 Non-current assets – Exploration and evaluation assets (continued)

The Mt Dromedary asset remains a strategic asset for the Group. All tenement rights remain current, exploration activity is continuing to the extent required under the tenement rights, and a resource, principally high grade graphite, has been identified. It therefore remains appropriate for the asset to be recognised as an exploration and evaluation asset under AASB/IFRS 6 Exploration for and Evaluation of Mineral Resources. The recoverability of the carrying amount of the exploration and evaluation asset is dependent upon the successful development and commercial exploitation or, alternatively, sale of the respective areas of interest.

The Directors have assessed that for the exploration and evaluation assets recognised at June 30, 2023, the facts and circumstances do not suggest that the carrying amount of an asset may exceed its recoverable amount.